Contingent liabilities and financial commitments - Non-Tobacco-Related Litigation - Additional Information (Details) ¥ in Millions, kn in Millions																				1 Months Ended						8 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2023 GBP (£)	Nov. 06, 2023 SAR (ر.س)	Apr. 25, 2023 USD ($)	Sep. 07, 2022 GBP (£)	Sep. 07, 2022 USD ($)	Jun. 15, 2022 GBP (£) patent	Jun. 15, 2022 USD ($) patent	Dec. 31, 2020 FARMER affiliate	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Jan. 17, 2019 GBP (£) patent	Jan. 17, 2019 JPY (¥) patent	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MZN (MT)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Apr. 30, 2018 EUR (€)	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Jan. 31, 2022 FARMER	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 MZN (MT)	Dec. 31, 2024 GBP (£) Case	Dec. 31, 2024 USD ($) Case	Dec. 31, 2023 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Dec. 31, 2024 USD ($)	Sep. 14, 2024 Case	May 01, 2024 CLASSACTION	Feb. 10, 2023	Jan. 27, 2023	Jun. 08, 2022 patent	May 12, 2021 patent	Jun. 29, 2020 patent	May 28, 2020 patent	Apr. 09, 2020 patent	Nov. 30, 2019 GBP (£)	Nov. 30, 2019 USD ($)	Jun. 22, 2018 patent
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR																									60.00%
Environmental clean-up costs paid by related party																							£ 20,000,000	$ 25,000,000
Trade and other payables | £																				£ 9,700,000,000						£ 9,550,000,000				£ 9,550,000,000		£ 9,700,000,000
Al Naghi
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount	£ 447,000,000	ر.س 2,105,356,121
Customers and distributors
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																				£ 94,000,000	$ 118,000,000
Croatian distributor dispute
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION																																											2
Amount of damages related to litigation																		£ 45,000,000	€ 54,000,000
Amount of claim against damages related to litigation															£ 45,000,000	kn 408	€ 54,000,000									£ 13,000,000	€ 15,850,579
Florence Proceedings
Disclosure Of Commitments And Contingencies [Line Items]
Number of employees | Case																														2	2
Glo litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents infringed											2	2																																									2
Amount of damages claimed											£ 508,060	¥ 100
Altria Client Services LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation				£ 75,900,000	$ 95,000,000
Number of patents asserted																																																	9
Number of patents asserted dropped																																														2
Royalty rate awarded																																													5.25%
Altria Client Services LLC | Vuse Vibe
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																	2
Altria Client Services LLC | Vuse Alto
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents infringed						2	2
Number of patents asserted																																															3		4
Number of patents asserted dropped																																															1
Altria Client Services LLC | Velo oral product
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																	3
Altria Client Services LLC | Solo
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents infringed						3	3
Philip Morris
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation						£ 8,591,309	$ 10,759,755
Number of patents asserted																																														2		5		6
Number of patents asserted dropped																																														1
Amount of damages related to litigation incl supplement						£ 11,228,635	$ 14,062,742
Mozambican IP litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation													£ 181,000,000	MT 14,500,000,000														£ 584,893	MT 46,811,700
Malawi group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | FARMER								7,500														3,500
Number of affiliate claimants | affiliate								5
Asbestos litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case																														5	5
New number of cases | Case																														4	4
Number of cases dismissed | Case																														12	12
Asbestos litigation | New York
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case																														1	1
Fox River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																														£ 1,075,000,000	$ 1,346,000,000
Amount claimed by contractor on contractual dispute																																																			£ 8,000,000	$ 10,000,000
Share of NCR costs																														25.00%	25.00%
Percentage of environmental clean-up costs demanded																									60.00%
Percentage of environmental clean-up costs commitment with NCR																							50.00%	50.00%
Percentage of environmental clean-up costs commitment allocated to later period																							50.00%	50.00%
Environmental clean-up costs paid by related party | £																																	£ 2,000,000	£ 2,000,000	£ 32,000,000
Provision for environmental clean-up costs | £																																£ 44,000,000
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																							£ 8,000,000	$ 10,000,000
Windward dividend claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																				£ 112,000,000		€ 135,000,000	£ 366,000,000	€ 443,000,000
Windward dividend claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																				£ 147,700,000	$ 185,000,000
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Payments to made on remediation work									£ 195,600,000	$ 245,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment by a related party to related party									£ 16,000,000	$ 20,000,000
Compensation, percentage of costs incurred																																												60.00%
Number of affirmative defences, stiking out | Case																																										1
Number of affirmative defences | Case																																										8
Number of counterclaims, dismissed | Case																																										3
Number of counterclaims | Case																																										5
DOJ & OFAC investigation
Disclosure Of Commitments And Contingencies [Line Items]
Agreement term			3 years
Trade and other payables | $			$ 635,000,000																																						$ 635,000,000
Competition investigations
Disclosure Of Commitments And Contingencies [Line Items]
Monitorship period																																2 years